Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Total financial securities	$ 101,664,000	$ 93,419,000
IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	12,876,000
Securities mandatorily measured and designated at FVTPL	52,578,000
Total financial securities	101,664,000
IAS 39 [member]
Disclosure of financial assets [line items]
Total financial securities		93,419,000
HTM securities		2,435,000
Trading and FVO securities		50,827,000
Canadian federal government [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	6,620,000
Securities measured at amortized cost	180,000
Securities mandatorily measured and designated at FVTPL	$ 10,708,000
AFS securities, yield	2.10%
Canadian federal government [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		5,473,000
HTM securities		0
Trading and FVO securities		$ 6,505,000
AFS securities, yield		1.70%
Other canadian governments [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 9,249,000
Securities measured at amortized cost	4,872,000
Securities mandatorily measured and designated at FVTPL	$ 8,055,000
AFS securities, yield	2.70%
Other canadian governments [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 5,266,000
HTM securities		0
Trading and FVO securities		$ 7,033,000
AFS securities, yield		2.00%
U.S. Treasury and agencies [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,742,000
Securities measured at amortized cost	2,329,000
Securities mandatorily measured and designated at FVTPL	$ 905,000
AFS securities, yield	1.80%
U.S. Treasury and agencies [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 10,431,000
HTM securities		0
Trading and FVO securities		$ 1,705,000
AFS securities, yield		1.30%
Other foreign governments [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,996,000
Securities measured at amortized cost	693,000
Securities mandatorily measured and designated at FVTPL	$ 924,000
AFS securities, yield	2.30%
Other foreign governments [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 4,144,000
HTM securities		1,000
Trading and FVO securities		$ 263,000
AFS securities, yield		2.20%
Mortgage-backed securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,430,000
Securities measured at amortized cost	3,727,000
Securities mandatorily measured and designated at FVTPL	$ 1,774,000
AFS securities, yield	2.50%
Mortgage-backed securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 6,984,000
HTM securities		2,426,000
Trading and FVO securities		$ 1,732,000
AFS securities, yield		1.60%
Asset-backed securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 68,000
Securities measured at amortized cost	344,000
Securities mandatorily measured and designated at FVTPL	$ 1,157,000
AFS securities, yield	2.50%
Asset-backed securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 2,234,000
HTM securities		0
Trading and FVO securities		$ 309,000
AFS securities, yield		2.00%
Corporate public debt [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,543,000
Securities measured at amortized cost	731,000
Securities mandatorily measured and designated at FVTPL	$ 3,701,000
AFS securities, yield	2.30%
Corporate public debt [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 5,152,000
HTM securities		8,000
Trading and FVO securities		$ 2,256,000
AFS securities, yield		1.60%
Corporate private debt [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
Corporate private debt [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 4,000
AFS securities, yield		10.00%
Debt securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 35,648,000
Debt securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		$ 39,688,000
Corporate public equity [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	43,000
Securities mandatorily measured and designated at FVTPL	25,354,000
Corporate public equity [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS equity securities		32,000
Trading and FVO securities		31,024,000
Corporate private equity [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	519,000
Corporate private equity [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS equity securities		437,000
Other equity securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	562,000
Other equity securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS equity securities		$ 469,000
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	783,000
Securities mandatorily measured and designated at FVTPL	5,735,000
Total financial securities	12,162,000
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	433,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 2,839,000
AFS securities, yield	1.40%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,193,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 1,070,000
AFS securities, yield	1.60%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,710,000
Securities measured at amortized cost	335,000
Securities mandatorily measured and designated at FVTPL	$ 2,000
AFS securities, yield	1.40%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,600,000
Securities measured at amortized cost	158,000
Securities mandatorily measured and designated at FVTPL	$ 341,000
AFS securities, yield	1.90%
Within 1 year [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 167,000
Securities measured at amortized cost	174,000
Securities mandatorily measured and designated at FVTPL	$ 74,000
AFS securities, yield	1.20%
Within 1 year [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities mandatorily measured and designated at FVTPL	$ 203,000
AFS securities, yield	0.00%
Within 1 year [member] | Corporate public debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 541,000
Securities measured at amortized cost	116,000
Securities mandatorily measured and designated at FVTPL	$ 1,206,000
AFS securities, yield	2.10%
Within 1 year [member] | Corporate private debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,644,000
Within 1 year [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
Within 1 year [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
AFS securities, yield	0.00%
Within 1 year [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	4,976,000
Securities mandatorily measured and designated at FVTPL	10,108,000
Total financial securities	38,651,000
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	6,121,000
Securities measured at amortized cost	147,000
Securities mandatorily measured and designated at FVTPL	$ 3,996,000
AFS securities, yield	2.10%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,121,000
Securities measured at amortized cost	981,000
Securities mandatorily measured and designated at FVTPL	$ 996,000
AFS securities, yield	2.80%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,597,000
Securities measured at amortized cost	1,994,000
Securities mandatorily measured and designated at FVTPL	$ 503,000
AFS securities, yield	2.00%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,079,000
Securities measured at amortized cost	159,000
Securities mandatorily measured and designated at FVTPL	$ 472,000
AFS securities, yield	2.40%
Later than one year and not later than five years [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 650,000
Securities measured at amortized cost	1,029,000
Securities mandatorily measured and designated at FVTPL	$ 1,631,000
AFS securities, yield	2.50%
Later than one year and not later than five years [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	130,000
Securities mandatorily measured and designated at FVTPL	$ 540,000
AFS securities, yield	0.00%
Later than one year and not later than five years [member] | Corporate public debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,999,000
Securities measured at amortized cost	536,000
Securities mandatorily measured and designated at FVTPL	$ 1,970,000
AFS securities, yield	2.30%
Later than one year and not later than five years [member] | Corporate private debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 23,567,000
Later than one year and not later than five years [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
Later than one year and not later than five years [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
AFS securities, yield	0.00%
Later than one year and not later than five years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	4,672,000
Securities mandatorily measured and designated at FVTPL	3,592,000
Total financial securities	12,183,000
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	66,000
Securities measured at amortized cost	33,000
Securities mandatorily measured and designated at FVTPL	$ 1,863,000
AFS securities, yield	3.20%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,911,000
Securities measured at amortized cost	3,406,000
Securities mandatorily measured and designated at FVTPL	$ 1,068,000
AFS securities, yield	3.00%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 427,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 119,000
AFS securities, yield	2.00%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 153,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 45,000
AFS securities, yield	4.40%
Later than five years and not later than ten years [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 359,000
Securities measured at amortized cost	940,000
Securities mandatorily measured and designated at FVTPL	$ 69,000
AFS securities, yield	2.40%
Later than five years and not later than ten years [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	214,000
Securities mandatorily measured and designated at FVTPL	$ 47,000
AFS securities, yield	0.00%
Later than five years and not later than ten years [member] | Corporate public debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,000
Securities measured at amortized cost	79,000
Securities mandatorily measured and designated at FVTPL	$ 381,000
AFS securities, yield	2.60%
Later than five years and not later than ten years [member] | Corporate private debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,919,000
Later than five years and not later than ten years [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
Later than five years and not later than ten years [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
AFS securities, yield	0.00%
Later than five years and not later than ten years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,445,000
Securities mandatorily measured and designated at FVTPL	7,789,000
Total financial securities	12,752,000
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 2,010,000
AFS securities, yield	0.00%
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 24,000
Securities measured at amortized cost	485,000
Securities mandatorily measured and designated at FVTPL	$ 4,921,000
AFS securities, yield	3.20%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 8,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 281,000
AFS securities, yield	2.70%
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 164,000
Securities measured at amortized cost	376,000
Securities mandatorily measured and designated at FVTPL	$ 66,000
AFS securities, yield	4.60%
Later than ten years [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,254,000
Securities measured at amortized cost	1,584,000
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	2.70%
Later than ten years [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 68,000
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 367,000
AFS securities, yield	2.50%
Later than ten years [member] | Corporate public debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 144,000
AFS securities, yield	0.00%
Later than ten years [member] | Corporate private debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,518,000
Later than ten years [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
Later than ten years [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
AFS securities, yield	0.00%
Later than ten years [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 0
With no specific maturity [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	25,354,000
Total financial securities	25,916,000
With no specific maturity [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	0
Securities mandatorily measured and designated at FVTPL	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Corporate public debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
Securities measured at amortized cost	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Corporate private debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
AFS securities, yield	0.00%
With no specific maturity [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 0
With no specific maturity [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	43,000
Securities mandatorily measured and designated at FVTPL	25,354,000
With no specific maturity [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	519,000
With no specific maturity [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	$ 562,000